Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
OPERATING ACTIVITIES:
Net income (loss)	$ 2,339		$ 668		$ 1,065
Adjustments to reconcile to net cash provided (used) by operating activities:
Depreciation and amortization	1,176		815		756
Provision (benefit) for deferred income taxes	1,264		424		206
Net (gain) loss on dispositions of assets	56		28		(52)
Gain on reconsolidation of Wilpro entities (Note 4)	0		0		(144)
Amortization of stock-based awards	53		37		36
Gain on remeasurement of equity-method investment	(2,544)	[1]	0	[1]	0	[1]
Cash provided (used) by changes in current assets and liabilities:
Accounts and notes receivable	(276)		35		27
Inventories	(36)		(17)		5
Other current assets and deferred charges	(44)		25		29
Accounts payable	(8)		(35)		(110)
Accrued liabilities	(203)		175		0
Other, including changes in noncurrent assets and liabilities	338		62		17
Net cash provided (used) by operating activities	2,115		2,217		1,835
FINANCING ACTIVITIES:
Proceeds from (payments of) commercial paper - net	572		224		0
Proceeds from long-term debt	7,321		2,699		3,486
Payments of long-term debt	(1,828)		(2,081)		(1,468)
Proceeds from issuance of common stock	3,416		18		2,550
Proceeds from sale of limited partner units of consolidated partnership	55		1,819		1,559
Dividends paid	(1,412)		(982)		(742)
Dividends and distributions paid to noncontrolling interests	(840)		(489)		(349)
Distributions paid to noncontrolling interests on sale of Wilpro assets (Note 4)	0		0		(38)
Contributions from noncontrolling interests	340		467		13
Payments for debt issuance costs	(40)		(15)		(17)
Other - net	17		17		42
Net cash provided (used) by financing activities	7,601		1,677		5,036
INVESTING ACTIVITIES:
Capital expenditures	(4,031)		(3,572)		(2,529)
Purchases of and contributions to equity method investments	(482)		(455)		(2,651)
Purchases of businesses, net of cash acquired	(5,958)		(6)		(2,049)
Proceeds from dispositions of investments	0		0		79
Cash of Wilpro entities upon reconsolidation (Note 4)	0		0		121
Other - net	314		(19)		108
Net cash provided (used) by investing activities	(10,157)		(4,052)		(6,921)
Increase (decrease) in cash and cash equivalents	(441)		(158)		(50)
Cash and cash equivalents at beginning of year	681		839		889
Cash and cash equivalents at end of year	240		681		839
Increases to property, plant, and equipment	(3,916)		(3,653)		(2,755)
Changes in related accounts payable and accrued liabilities	(115)		81		226
Capital expenditures	$ (4,031)		$ (3,572)		$ (2,529)

[1]	Items also included in Segment profit (loss). (See Note 19 – Segment Disclosures.)